Expense Example	Oct. 30, 2026 USD ($)
Diamond Hill Short Duration Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 433
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,238
Diamond Hill Short Duration Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,867
Diamond Hill Short Duration Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Diamond Hill Short Duration Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Diamond Hill Core Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	551
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,293
Diamond Hill Core Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Diamond Hill Core Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443